Shareholders' Equity - Restricted stock units activity (Details) - Restricted stock units			3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 20, 2023 EquityInstruments	May 20, 2021 EquityInstruments	Jun. 30, 2023 shares	Jun. 30, 2023 shares EquityInstruments $ / shares	Sep. 30, 2023 EquityInstruments $ / shares	Sep. 30, 2022 EquityInstruments	Sep. 30, 2022 shares	Sep. 30, 2022 $ / shares
Stockholder's Equity
Balance at beginning (in shares) | EquityInstruments				930,000	930,000	954,000
Forfeited (in shares)						(105,000)	(105,000)
Settled (in shares) | EquityInstruments					(727,000)
Granted (in shares)	831,000	953,750	526,193	526,193	831,000	81,000
Balance at ending (in shares) | EquityInstruments					1,034,000	930,000
Balance at beginning (in dollars per share)				$ 8.34	$ 8.34			$ 8.48
Forfeited (in dollars per share)								8.48
Settled (in dollars per share)					8.30
Granted (in dollars per share)					8.30			6.83
Balance at ending (in dollars per share)					$ 8.34			$ 8.34